Regulatory Matters (Reconciliation Of The Statutory Capital And Surplus Of The Insurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Statutory capital and surplus	$ 1,193.1	$ 1,226.8
Total distributions to StanCorp	87.8	244.0
GAAP equity	1,990.4	1,894.6	1,721.0	1,380.3
Authorized control level RBC	198.8	200.0
Future Policy Benefits And Other Policyholder Funds [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	285.4	251.6
DAC, VOBA And Other Intangible Assets [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	315.8	295.0
Deferred Tax Liabilities [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	(222.9)	(202.0)
Asset Valuation Reserve [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	107.2	95.6
Valuation Of Investments [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	368.7	264.7
Interest Maintenance Reserve [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	19.8	12.6
Equity Of StanCorp And It Non-Insurance Subsidiaries [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	(206.9)	(150.9)
Non-Admitted Assets [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	266.6	216.6
Prepaid Pension Cost [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	(89.6)	(40.8)
Accrued Retirement And Defined Benefit Plans [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	(35.1)	(46.9)
Capital Lease Obligations [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	(2.1)	(3.2)
Special Surplus In Accordance With SSAP No. 10R [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	8.6	(11.4)
Other, Net [Member]
Statutory Accounting Practices Statutory To Gaap Reconciling Items [Line Items]
Adjustments to reconcile to GAAP equity:	$ (18.2)	$ (13.1)